Securities Act File No. 333-44193
Investment Company Act of 1940 File No. 811-08605

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933								/X/

	Post-Effective Amendment No. 10		/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940							/X/

	Amendment No. 12					/X/

UAM FUNDS, INC. II
(Exact Name of Registrant as specified in Charter)

c/o UAM Fund Services, Inc.
211 Congress Street, 4th Floor
Boston, Massachusetts, 02110
Registrant's Telephone Number (617) 542-5440
(Address of Principal Executive Offices)

Michael E. DeFao, Esq.
Secretary
UAM Fund Services, Inc.
211 Congress Street, 4th Floor
Boston, Massachusetts, 02110
(Name and Address of Agent for Service)

COPIES TO:
Audrey C. Talley, Esq.
Drinker, Biddle & Reath, LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

It is proposed that this filing become effective
(check appropriate box):
[ ] Immediately upon filing pursuant to Paragraph
    (b)
[X] on September 24, 1999 pursuant to Paragraph (b)
[ ] 60 days after filing pursuant to paragraph
    (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] 75 days after filing pursuant to Paragraph
    (a)(2)
[ ] on (date) pursuant to Paragraph (a)(2) of Rule
    485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

PARTS A, B AND C
UAM FUNDS, INC. II

Parts A, B and C are incorporated herein by reference to Post-Effective Amendment No. 8, filed on June 30, 1999.


SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 21st day of September, 1999.

					  UAM FUNDS, INC. II

					  /s/Michael E. DeFao
					  Michael E. DeFao,
Esq.
					  Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 21st day of September, 1999:


		*
___________________________
Norton H. Reamer, Chairman and President

		*
___________________________
John T. Bennett, Jr., Director

		*
___________________________
Nancy J. Dunn, Director

		*
___________________________
Philip D. English, Director

		*
___________________________
William A. Humenuk, Director

		*
___________________________
James P. Pappas, Director

		*
___________________________
Peter M. Whitman, Jr., Director


/s/Gary L. French
Gary L. French, Treasurer

/s/Michael E. DeFao, Esq.
* Michael E. DeFao, Esq.
(Attorney-in-Fact)